Debt - Narrative (Detail) - USD ($)	1 Months Ended						9 Months Ended		12 Months Ended
	Jul. 31, 2019	Apr. 30, 2017	Aug. 31, 2015	Apr. 30, 2015	Feb. 28, 2015	Sep. 30, 2014	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Repayments of debt							$ 0	$ 0	$ 0	$ 4,306,000
Common stock warrants exercised (in shares)							90,277		0	361,425
Bank Loan
Debt Instrument [Line Items]
Debt instrument, face amount				$ 5,000,000		$ 4,000,000
Funds drawn from loan amount			$ 5,000,000		$ 1,000,000
Term loan monthly installments				36 equal monthly installments		36 equal monthly installments
Repayments of debt		$ 3,600,000								$ 4,300,000
Interest rate on debt										0.25%
Percentage of loan drawn for warrants to be issued					1.00%
Common stock warrants exercised (in shares)			62,500		27,777
Exercise price (in dollars per share)			$ 0.80		$ 0.36
Interest expense related to amortization of debt discount										$ 20,000
Revolving Credit Facility | Prime Rate
Debt Instrument [Line Items]
Floating interest rate	0.25%
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Aggregate principal amount of secured revolving loan facility	$ 30,000,000
Floor interest rate	5.25%
Loans outstanding							$ 0